UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Sector Omega AS
Address:                 Filipstad Brygge 2, P.O. Box 1994 Vika
                         Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/ Arild Blikom              Oslo, Norway              May 15, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                         0

Form 13F Information Table Entry Total                    15

Form 13F Information Table Value Total:   $9,956 (thousands)

List of Other Included Managers: None


------------------------------------------------------------------------------------------------------------------------------------
Column 1                Column 2  Column 3     Column 4            Column 5      Column 6   Column 7          Column 8

                                                        Shares or
                        Title of                Value   Principal  SH/    PUT/  Investment   Other          Voting Authority
Name of Issuer           Class     Cusip      (x$1,000)  Amount    PRN    CALL  Discretion  Managers      Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW   COM       25179M103     1,003      14,109  SH              SOLE       NONE      14,109
OCEAN RIG UDW INC       SHS       Y64354205       924      54,700  SH              SOLE       NONE      54,700
TRANSOCEAN LTD          REG SHS   H8817H100       872      15,948  SH              SOLE       NONE      15,948
PIONEER NAT RES CO      COM       723787107       838       7,507  SH              SOLE       NONE       7,507
PLAINS EXPL& PRODTN CO  COM       726505100       836      19,600  SH              SOLE       NONE      19,600
CIMAREX ENERGY CO       COM       171798101       762      10,100  SH              SOLE       NONE      10,100
APPROACH RESOURCES INC  COM       03834A103       589      15,940  SH              SOLE       NONE      15,940
ROWAN COS INC           COM       779382100       586      17,800  SH              SOLE       NONE      17,800
APACHE CORP             COM       037411105       568       5,660  SH              SOLE       NONE       5,660
HESS CORP               COM       42809H107       568       9,630  SH              SOLE       NONE       9,630
SM ENERGY CO            COM       78454L100       531       7,500  SH              SOLE       NONE       7,500
NEWFIELD EXPL CO        COM       651290108       506      14,600  SH              SOLE       NONE      14,600
QEP RES INC             COM       74733V100       485      15,900  SH              SOLE       NONE      15,900
NOBLE ENERGY INC        COM       655044105       479       4,900  SH              SOLE       NONE       4,900
CABOT CORP              COM       127097103       409      13,110  SH              SOLE       NONE      13,110